UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON PARTNERS
VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO
FORM N-Q
SEPTEMBER 30, 2007

Legg Mason Partners Variable Global High Yield Bond Portfolio
Schedule of Investments (unaudited)	September 30, 2007

Face
Amount	Security	Value

CORPORATE BONDS & NOTES — 91.4%
Aerospace & Defense — 1.9%
$440,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$436,700
	DRS Technologies Inc., Senior Subordinated Notes:
200,000	6.875% due 11/1/13	201,000
315,000	6.625% due 2/1/16	312,637
25,000	7.625% due 2/1/18	25,625
	Hawker Beechcraft Acquisition Co.:
765,000	Senior Notes, 8.875% due 4/1/15 (a)(b)	772,650
380,000	Senior Subordinated Notes, 9.750% due 4/1/17 (a)	389,500
380,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	390,450

	Total Aerospace & Defense	2,528,562

Airlines — 1.2%
	Continental Airlines Inc.:
335,000	Notes, 8.750% due 12/1/11	323,275
	Pass-Through Certificates:
5,391	6.541% due 9/15/08	5,337
200,000	7.339% due 4/19/14	187,462
1,030,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	1,081,500

	Total Airlines	1,597,574

Auto Components — 1.6%
500,000	Allison Transmission, Term Loan B, 8.540% due 8/7/14	486,250
500,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	410,000
1,430,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	1,265,550

	Total Auto Components	2,161,800

Automobiles — 2.0%
	Ford Motor Co.:
395,000	Notes, 7.450% due 7/16/31	312,050
50,000	Senior Notes, 4.950% due 1/15/08	49,683
	General Motors Corp.:
270,000	Notes, 7.200% due 1/15/11	258,525
	Senior Debentures:
150,000	8.250% due 7/15/23	132,000
2,280,000	8.375% due 7/15/33	2,009,250

	Total Automobiles	2,761,508

Beverages — 0.3%
370,000	Constellation Brands Inc., Senior Notes, 7.250% due 9/1/16	371,850

Building Products — 1.6%
	Ainsworth Lumber Co., Ltd., Senior Notes:
170,000	7.250% due 10/1/12	117,300
75,000	6.750% due 3/15/14	48,750
	Associated Materials Inc.:
690,000	Senior Discount Notes, step bond to yield 13.905% due 3/1/14	438,150
650,000	Senior Subordinated Notes, 9.750% due 4/15/12	663,000
220,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	191,950
1,150,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.373% due 3/1/14	713,000

	Total Building Products	2,172,150

Capital Markets — 0.3%
	E*TRADE Financial Corp., Senior Notes:
375,000	7.375% due 9/15/13	352,500
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio
Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

Capital Markets — 0.3% (continued)
$100,000	7.875% due 12/1/15	$93,000

	Total Capital Markets	445,500

Chemicals — 1.7%
150,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20	149,250
685,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14	630,200
230,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	246,100
	Lyondell Chemical Co.:
155,000	6.875% due 6/15/17	168,950
	Senior Notes:
150,000	8.000% due 9/15/14	165,750
125,000	8.250% due 9/15/16	141,562
10,000	Senior Secured Notes, 10.500% due 6/1/13	10,800
345,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	367,425
420,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	367,500

	Total Chemicals	2,247,537

Commercial Banks — 1.2%
100,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	102,110
1,000,000	First Data Corp., 7.960% due 10/15/14 (c)	960,000
	TuranAlem Finance BV, Bonds:
440,000	8.250% due 1/22/37 (a)	385,000
210,000	8.250% due 1/22/37 (a)	177,975

	Total Commercial Banks	1,625,085

Commercial Services & Supplies — 2.6%
920,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	924,600
150,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	146,625
75,000	Corrections Corporation of America, Senior Notes, 6.750% due 1/31/14	75,281
975,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	1,014,000
	Interface Inc.:
500,000	Senior Notes, 10.375% due 2/1/10	530,000
150,000	Senior Subordinated Notes, 9.500% due 2/1/14	157,500
785,000	Rental Services Corp., 9.500% due 12/1/14	753,600
125,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (d)(e)	125

	Total Commercial Services & Supplies	3,601,731

Consumer Finance — 4.3%
665,000	AmeriCredit Corp., Senior Notes, 8.500% due 7/1/15 (a)	591,850
	Ford Motor Credit Co.:
	Notes:
445,000	6.625% due 6/16/08	441,711
420,000	9.810% due 4/15/12 (f)	435,092
380,000	7.000% due 10/1/13	343,811
	Senior Notes:
585,000	9.875% due 8/10/11	592,996
227,500	8.110% due 1/13/12 (f)	215,159
280,000	8.000% due 12/15/16	262,355
	General Motors Acceptance Corp.:
2,350,000	Bonds, 8.000% due 11/1/31	2,311,606
680,000	Notes, 6.875% due 8/28/12	638,475

	Total Consumer Finance	5,833,055

See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio
Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

Containers & Packaging — 2.4%
$500,000	Berry Plastics Corp., Senior Term Loan, 11.970% due 6/15/14	$455,000
	Graham Packaging Co. Inc.:
330,000	8.500% due 10/15/12	329,175
395,000	Senior Subordinated Notes, 9.875% due 10/15/14	393,025
625,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	645,312
370,000	Greif Inc., Senior Notes, 6.750% due 2/1/17	370,925
165,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	171,600
120,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (d)	750
730,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17	720,875
175,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	175,875

	Total Containers & Packaging	3,262,537

Diversified Consumer Services — 1.1%
	Education Management LLC/Education Management Finance Corp.:
710,000	Senior Notes, 8.750% due 6/1/14	731,300
380,000	Senior Subordinated Notes, 10.250% due 6/1/16	395,200
	Service Corp. International:
235,000	7.500% due 4/1/27	220,900
70,000	Debentures, 7.875% due 2/1/13	72,543
135,000	Senior Notes, 7.625% due 10/1/18	140,737

	Total Diversified Consumer Services	1,560,680

Diversified Financial Services — 3.2%
450,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	412,875
280,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	274,400
620,000	JPMorgan Chase London, zero coupon bond to yield 9.312% due 11/8/07 (a)	621,680
470,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	475,287
330,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	311,850
360,000	Residential Capital Corp., Notes, 6.375% due 6/30/10	298,975
	Residential Capital LLC:
25,000	9.190% due 4/17/09 (a)(f)	17,531
480,000	Senior Notes, 7.500% due 6/1/12	389,160
420,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	411,600
130,000	Vangent Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (a)	121,875
1,000,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	975,000

	Total Diversified Financial Services	4,310,233

Diversified Telecommunication Services — 6.2%
275,000	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	266,750
20,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	17,600
	Citizens Communications Co.:
65,000	7.050% due 10/1/46	53,463
475,000	Senior Notes, 7.875% due 1/15/27	465,500
520,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15	564,200
	Intelsat Bermuda Ltd.:
450,000	9.250% due 6/15/16	469,125
1,210,000	Senior Notes, 11.250% due 6/15/16	1,302,262
	Intelsat Corp.:
95,000	9.000% due 6/15/16	98,325
49,000	Senior Notes, 9.000% due 8/15/14	50,715
215,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	212,312
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio
Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

Diversified Telecommunication Services — 6.2% (continued)
	Level 3 Financing Inc.:
$840,000	9.250% due 11/1/14	$831,600
90,000	9.150% due 2/15/15 (f)	86,175
555,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	588,300
310,000	PAETEC Holding Corp., Senior Note, 9.500% due 7/15/15 (a)	311,550
340,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	345,950
945,000	Qwest Corp., Debentures, 6.875% due 9/15/33	888,300
	Virgin Media Finance PLC, Senior Notes:
125,000	8.750% due 4/15/14	128,750
880,000	9.125% due 8/15/16	917,400
75,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	83,438
655,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	701,669

	Total Diversified Telecommunication Services	8,383,384

Electric Utilities — 1.2%
290,000	IPALCO Enterprises Inc., Secured Notes, 8.625% due 11/14/11	308,125
379,834	Midwest Generation LLC, Pass-Through Certificates, 8.560% due 1/2/16	406,422
410,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	451,000
580,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (a)	501,700

	Total Electric Utilities	1,667,247

Electronic Equipment & Instruments — 0.5%
	NXP BV/NXP Funding LLC:
135,000	Senior Notes, 9.500% due 10/15/15	126,225
530,000	Senior Secured Notes, 7.875% due 10/15/14	512,113

	Total Electronic Equipment & Instruments	638,338

Energy Equipment & Services — 1.2%
660,000	Complete Production Services Inc., 8.000% due 12/15/16	655,875
500,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	505,000
130,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	133,900
300,000	Sonat Inc., Notes, 7.625% due 7/15/11	311,977
60,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	68,126

	Total Energy Equipment & Services	1,674,878

Food & Staples Retailing — 0.3%
356,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	425,875

Food Products — 0.4%
	Dole Food Co. Inc.:
100,000	Debentures, 8.750% due 7/15/13	98,000
425,000	Senior Notes, 7.250% due 6/15/10	403,750

	Total Food Products	501,750

Gas Utilities — 0.5%
645,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	632,100

Health Care Equipment & Supplies — 0.2%
280,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	259,000

Health Care Providers & Services — 5.2%
630,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (a)	650,475
	DaVita Inc.:
230,000	Senior Notes, 6.625% due 3/15/13	229,425
710,000	Senior Subordinated Notes, 7.250% due 3/15/15	715,325
	HCA Inc.:
670,000	Notes, 6.375% due 1/15/15	572,850
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio
Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

Health Care Providers & Services — 5.2% (continued)
	Senior Secured Notes:
$340,000	9.250% due 11/15/16 (a)	$362,100
1,532,000	9.625% due 11/15/16 (a)(b)	1,639,240
250,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	254,375
	Tenet Healthcare Corp., Senior Notes:
735,000	6.375% due 12/1/11	646,800
232,000	7.375% due 2/1/13	197,780
950,000	9.875% due 7/1/14	874,000
	Universal Hospital Services Inc., Secured Notes:
225,000	8.500% due 6/1/15 (a)(b)	223,875
130,000	8.759% due 6/1/15 (a)(f)	130,000
615,000	US Oncology Holdings Inc., Senior Notes, 10.759% due 3/15/12 (a)(b)	550,425

	Total Health Care Providers & Services	7,046,670

Hotels, Restaurants & Leisure — 4.4%
300,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	295,500
610,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	430,050
	Caesars Entertainment Inc.:
105,000	Senior Notes, 7.000% due 4/15/13	109,588
100,000	Senior Subordinated Notes, 8.125% due 5/15/11	102,500
175,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	167,125
260,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	257,075
160,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	166,000
210,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)(c)	204,750
285,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	294,975
275,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)	259,187
815,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	863,900
175,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	170,187
	MGM MIRAGE Inc.:
15,000	Notes, 6.750% due 9/1/12	14,831
	Senior Notes:
360,000	8.500% due 9/15/10	378,000
20,000	6.625% due 7/15/15	19,075
90,000	7.500% due 6/1/16	89,888
430,000	7.625% due 1/15/17	427,850
45,000	Senior Subordinated Notes, 8.375% due 2/1/11	47,138
55,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	54,381
260,000	Outback Steakhouse Inc., Senior Notes, 10.000% due 6/15/15 (a)	231,400
	Pinnacle Entertainment Inc., Senior Subordinated Notes:
100,000	8.250% due 3/15/12	101,750
100,000	8.750% due 10/1/13	103,500
50,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	51,875
215,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	196,725
	Snoqualmie Entertainment Authority, Senior Secured Notes:
125,000	9.063% due 2/1/14 (a)(f)	122,187
95,000	9.125% due 2/1/15 (a)	94,050
	Station Casinos Inc.:
	Senior Notes:
40,000	6.000% due 4/1/12	38,200
425,000	7.750% due 8/15/16	422,875
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2007

Face
Amount	Security	Value

Hotels, Restaurants & Leisure — 4.4% (continued)
	Senior Subordinated Notes:
$65,000	6.875% due 3/1/16	$56,875
95,000	6.625% due 3/15/18	80,038
200,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	205,000

	Total Hotels, Restaurants & Leisure	6,056,475

Household Durables — 1.7%
35,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	34,125
445,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	432,762
	K Hovnanian Enterprises Inc., Senior Notes:
165,000	7.500% due 5/15/16	132,000
575,000	8.625% due 1/15/17	477,250
365,000	KB Home, 7.750% due 2/1/10	347,663
750,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	757,500
210,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.353% due 9/1/12	189,000

	Total Household Durables	2,370,300

Household Products — 0.1%
10,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	10,000
150,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	154,125

	Total Household Products	164,125

Independent Power Producers & Energy Traders — 4.3%
110,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	108,075
	AES Corp.:
270,000	Senior Notes, 8.875% due 2/15/11	283,162
365,000	Senior Secured Notes, 9.000% due 5/15/15 (a)	385,075
	Dynegy Holdings Inc.:
250,000	Senior Debentures, 7.625% due 10/15/26	226,250
720,000	Senior Notes, 7.750% due 6/1/19 (a)	692,100
500,000	Dynegy Holdings Inc. Term L/C Facility Term Loan, 6.319% due 4/2/13	479,464
	Edison Mission Energy, Senior Notes:
50,000	7.500% due 6/15/13	51,500
290,000	7.750% due 6/15/16	301,600
240,000	7.200% due 5/15/19 (a)	237,600
250,000	7.625% due 5/15/27 (a)	242,500
	Mirant Mid Atlantic LLC:
97,429	10.060% due 12/30/28	115,941
599,334	Pass-Through Certificates, 9.125% due 6/30/17	663,762
195,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	198,900
	NRG Energy Inc., Senior Notes:
125,000	7.250% due 2/1/14	125,625
1,395,000	7.375% due 2/1/16	1,401,975
235,000	7.375% due 1/15/17	235,588
120,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	96,780

	Total Independent Power Producers & Energy Traders	5,845,897

Industrial Conglomerates — 0.2%
250,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	261,250

Insurance — 0.2%
230,000	Crum & Forster Holdings Corp., Senior Notes, 7.750% due 5/1/17	219,650

Internet & Catalog Retail — 0.1%
165,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	157,575

See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio
Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

IT Services — 0.7%
	SunGard Data Systems Inc.:
$232,000	Senior Notes, 9.125% due 8/15/13	$242,440
725,000	Senior Subordinated Notes, 10.250% due 8/15/15	761,250

	Total IT Services	1,003,690

Leisure Equipment & Products — 0.1%
225,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	196,875

Machinery — 0.1%
170,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	170,000

Media — 9.4%
	Affinion Group Inc.:
535,000	Senior Notes, 10.125% due 10/15/13	567,100
360,000	Senior Subordinated Notes, 11.500% due 10/15/15	379,800
120,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	128,400
110,000	Cablevision Systems Corp., Senior Notes, 8.000% due 4/15/12	107,250
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
200,000	Senior Accreting Notes, 12.125% due 1/15/15	188,000
1,215,000	Senior Notes, 11.750% due 5/15/14	1,129,950
1,049,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	1,067,357
	CCH II LLC/CCH II Capital Corp., Senior Notes:
470,000	10.250% due 9/15/10	482,925
242,000	10.250% due 10/1/13	253,495
170,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	163,838
160,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	154,200
150,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	152,250
425,000	CMP Susquehanna Corp., 9.875% due 5/15/14	397,375
	CSC Holdings Inc.:
	Senior Debentures:
190,000	8.125% due 8/15/09	193,800
80,000	7.875% due 2/15/18	78,000
230,000	7.625% due 7/15/18	220,800
	Senior Notes:
40,000	8.125% due 7/15/09	40,800
290,000	7.625% due 4/1/11	292,175
125,000	6.750% due 4/15/12	120,938
220,000	Dex Media Inc., Discount Notes, step bond to yield 8.345% due 11/15/13	207,900
73,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	78,019
	EchoStar DBS Corp., Senior Notes:
325,000	6.625% due 10/1/14	327,437
150,000	7.125% due 2/1/16	154,875
505,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	506,262
	ION Media Networks Inc.:
165,000	11.000% due 7/31/13	133,650
100,000	Senior Secured Notes, 11.610% due 1/15/13 (a)(f)	102,250
535,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	518,950
	R.H. Donnelley Corp.:
350,000	Senior Discount Notes, 6.875% due 1/15/13	332,500
	Senior Notes:
450,000	8.875% due 1/15/16	460,687
780,000	8.875% due 10/15/17 (a)	795,600
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio
Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

Media — 9.4% (continued)
$75,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	$80,063
	Rogers Cable Inc.:
800,000	Senior Second Priority Debentures, 8.750% due 5/1/32	945,731
40,000	Senior Secured Second Priority Notes, 6.750% due 3/15/15	41,165
400,000	Sun Media Corp., 7.625% due 2/15/13	395,000
	TL Acquisitions Inc.:
600,000	Senior Notes, 10.500% due 1/15/15 (a)	595,500
450,000	Senior Subordinated Notes, step bond to yield 13.350% due 7/15/15 (a)	366,750
150,000	Univision Communications Inc., Senior Notes, 9.750% due 3/15/15 (a)(b)	147,000
200,000	Videotron Ltee., Senior Notes, 6.375% due 12/15/15	189,000
	XM Satellite Radio Inc., Senior Notes:
220,000	9.856% due 5/1/13 (f)	218,350
105,000	9.750% due 5/1/14	105,788

	Total Media	12,820,930

Metals & Mining — 3.7%
2,060,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	2,255,700
340,000	Metals USA Holdings Corp., Senior Notes, 11.360% due 7/1/12 (a)(b)	317,900
685,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	732,950
515,000	Noranda Aluminum Holding Corp., Senior Notes, 11.146% due 11/15/14 (a)(b)(f)	481,525
570,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	552,900
645,000	Tube City IMS Corp., 9.750% due 2/1/15	633,713
102,000	Vale Overseas Ltd., Notes, 6.250% due 1/23/17	103,652

	Total Metals & Mining	5,078,340

Multiline Retail — 1.5%
	Dollar General Corp.:
695,000	Senior Notes, 10.625% due 7/15/15 (a)	656,775
470,000	Senior Subordinated Notes, 11.875% due 7/15/17 (a)(b)	411,250
	Neiman Marcus Group Inc.:
295,000	Senior Notes, 9.000% due 10/15/15 (b)	315,650
575,000	Senior Subordinated Notes, 10.375% due 10/15/15	629,625

	Total Multiline Retail	2,013,300

Oil, Gas & Consumable Fuels — 10.1%
1,240,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,267,900
	Chesapeake Energy Corp., Senior Notes:
275,000	7.500% due 6/15/14	283,250
50,000	7.000% due 8/15/14	50,563
60,000	6.375% due 6/15/15	59,175
40,000	6.625% due 1/15/16	40,000
210,000	6.500% due 8/15/17	205,275
485,000	6.250% due 1/15/18	470,450
120,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	124,200
403,655	Corral Finans AB, 10.360% due 4/15/10 (a)(b)(f)	385,491
	El Paso Corp.:
	Medium-Term Notes:
690,000	7.800% due 8/1/31	703,996
925,000	7.750% due 1/15/32	943,909
275,000	Notes, 7.875% due 6/15/12	288,987
560,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (f)	576,435
690,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	690,000
405,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	390,825
	Mariner Energy Inc., Senior Notes:
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio
Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

Oil, Gas & Consumable Fuels — 10.1% (continued)
$135,000	7.500% due 4/15/13	$131,625
225,000	8.000% due 5/15/17	221,062
720,000	Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	751,500
370,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (a)	374,625
200,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	215,000
260,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	275,600
	Petroplus Finance Ltd.:
450,000	6.750% due 5/1/14 (a)	434,250
260,000	Senior Note, 7.000% due 5/1/17 (a)	248,300
200,000	Pogo Producing Co., Senior Subordinated Notes, 7.875% due 5/1/13	208,000
785,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	771,262
20,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	19,500
500,000	Stallion Oilfield Services, 10.165% due 7/31/12	487,500
	Stone Energy Corp., Senior Subordinated Notes:
1,090,000	8.250% due 12/15/11	1,092,725
250,000	6.750% due 12/15/14	232,500
330,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	319,275
	Whiting Petroleum Corp., Senior Subordinated Notes:
75,000	7.250% due 5/1/12	74,062
250,000	7.000% due 2/1/14	241,250
	Williams Cos. Inc.:
	Notes:
5,000	7.875% due 9/1/21	5,463
900,000	8.750% due 3/15/32	1,040,625
75,000	Senior Notes, 7.625% due 7/15/19	80,719

	Total Oil, Gas & Consumable Fuels	13,705,299

Paper & Forest Products — 2.6%
	Abitibi-Consolidated Co. of Canada, Senior Notes:
395,000	6.000% due 6/20/13	278,475
225,000	8.375% due 4/1/15	164,812
	Abitibi-Consolidated Inc.:
	Debentures:
240,000	7.400% due 4/1/18	164,400
70,000	8.850% due 8/1/30	48,650
	Notes:
250,000	8.550% due 8/1/10	207,500
50,000	7.750% due 6/15/11	38,750
	Appleton Papers Inc.:
190,000	Senior Notes, 8.125% due 6/15/11	188,575
510,000	Senior Subordinated Notes, 9.750% due 6/15/14	511,275
	NewPage Corp.:
840,000	Senior Secured Notes, 11.606% due 5/1/12 (f)	907,200
35,000	Senior Subordinated Notes, 12.000% due 5/1/13	37,713
550,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	530,750
420,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	444,150

	Total Paper & Forest Products	3,522,250

Personal Products — 0.1%
150,000	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11	155,063

Pharmaceuticals — 0.8%
1,280,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	1,081,600

Real Estate Investment Trusts (REITs) — 0.7%
15,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	14,213
300,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	303,750
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio
Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

Real Estate Investment Trusts (REITs) — 0.7% (continued)
$135,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	$93,825
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
115,000	6.500% due 6/1/16	113,850
365,000	6.750% due 4/1/17	365,912

	Total Real Estate Investment Trusts (REITs)	891,550

Real Estate Management & Development — 0.8%
295,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	234,525
1,135,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (a)	859,763

	Total Real Estate Management & Development	1,094,288

Road & Rail — 2.1%
705,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	742,013
	Hertz Corp.:
475,000	Senior Notes, 8.875% due 1/1/14	491,625
1,300,000	Senior Subordinated Notes, 10.500% due 1/1/16	1,410,500
	Kansas City Southern de Mexico, Senior Notes:
40,000	7.625% due 12/1/13 (a)	39,300
130,000	7.375% due 3/1/14 (a)	127,400
105,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	106,706

	Total Road & Rail	2,917,544

Semiconductors & Semiconductor Equipment — 0.3%
455,000	Freescale Semiconductor Inc., 8.875% due 12/15/14	441,350

Software — 0.2%
270,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	238,275

Specialty Retail — 1.0%
	AutoNation Inc., Senior Notes:
215,000	7.360% due 4/15/13 (f)	206,400
80,000	7.000% due 4/15/14	76,800
490,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	443,450
300,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	321,000
285,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14 (a)	293,550

	Total Specialty Retail	1,341,200

Textiles, Apparel & Luxury Goods — 0.7%
	Levi Strauss & Co., Senior Notes:
595,000	9.750% due 1/15/15	627,725
215,000	8.875% due 4/1/16	222,525
125,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	120,625

	Total Textiles, Apparel & Luxury Goods	970,875

Tobacco — 0.5%
	Alliance One International Inc., Senior Notes:
255,000	8.500% due 5/15/12 (a)	251,175
445,000	11.000% due 5/15/12	475,038

	Total Tobacco	726,213

Trading Companies & Distributors — 1.7%
465,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	460,931
855,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	837,900
965,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	979,475

	Total Trading Companies & Distributors	2,278,306

See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio
Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

Transportation Infrastructure — 0.6%
	Saint Acquisition Corp., Secured Notes:
$250,000	13.308% due 5/15/15 (a)(f)	$171,250
960,000	12.500% due 5/15/17 (a)	648,000

	Total Transportation Infrastructure	819,250

Wireless Telecommunication Services — 1.7%
	American Tower Corp., Senior Notes:
75,000	7.500% due 5/1/12	77,438
400,000	7.000% due 10/15/17 (a)	404,500
195,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14 (a)	199,875
30,000	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	31,798
	Rural Cellular Corp.:
215,000	Senior Notes, 9.875% due 2/1/10	225,750
280,000	Senior Secured Notes, 8.250% due 3/15/12	291,900
370,000	Senior Subordinated Notes, 8.621% due 6/1/13 (a)(f)	381,100
745,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)	755,877

	Total Wireless Telecommunication Services	2,368,238

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $126,890,980)	124,618,752

ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
123,463	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(d)(e)
	(Cost — $127,864)	0

CONVERTIBLE BOND & NOTE — 0.1%
Automobiles — 0.1%
130,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36
	(Cost — $130,000)	152,588

LOAN PARTICIPATION — 0.7%
Oil, Gas & Consumable Fuels — 0.7%
1,000,000	SandRidge Energy, Term Loan, (Bank of America Securities), 8.625% due 4/1/15 (f)
	(Cost — $1,000,000)	990,000

SOVEREIGN BONDS — 1.0%
Brazil — 0.2%
	Federative Republic of Brazil:
58,000	7.125% due 1/20/37	64,873
29,000	11.000% due 8/17/40	38,824
155,000	Collective Action Securities, Notes, 8.000% due 1/15/18	173,290

	Total Brazil	276,987

Panama — 0.0%
63,000	Republic of Panama, 6.700% due 1/26/36	65,048

Russia — 0.8%
	Russian Federation:
65,000	11.000% due 7/24/18 (a)	91,812
845,750	7.500% due 3/31/30 (a)	947,240

	Total Russia	1,039,052

	TOTAL SOVEREIGN BONDS
	(Cost — $1,217,010)	1,381,087

See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio
Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
404,770	Home Interiors & Gifts Inc. (c)(e)*	$4,048

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
86	Imperial Sugar Co.	2,247

	TOTAL COMMON STOCKS (Cost — $163,190)	6,295

ESCROWED SHARES — 0.0%
	Pillowtex Corp. (c)(e)*
75,000	(Cost — $0)	0

PREFERRED STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
1	ION Media Networks Inc., Series B, 12.000%	9,405

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
	TCR Holdings Corp.:
219	Class B Shares, 0.000% (c)(e)*	0
121	Class C Shares, 0.000% (c)(e)*	0
318	Class D Shares, 0.000% (c)(e)*	0
658	Class E Shares, 0.000% (c)(e)*	1

	TOTAL FINANCIALS	1

	TOTAL PREFERRED STOCKS
	(Cost — $12,728)	9,406

CONVERTIBLE PREFERRED STOCKS — 0.1%
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
575	Chesapeake Energy Corp., 6.250% due 6/15/09
	(Cost — $144,502)	163,444

Warrants

WARRANTS — 0.0%
117,023	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the
	liquidation of ContiFinancial Corp. and its affiliates), Expires 3/25/05(c)(e)*	0
504	Pillowtex Corp., Expires 11/24/09(c)(e)*	0

	TOTAL WARRANTS (Cost — $383)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $129,686,657)	127,321,572

Face
Amount

SHORT-TERM INVESTMENT — 7.0%
Repurchase Agreement — 7.0%
$9,542,000
Morgan Stanley repurchase agreement dated 9/28/07, 4.900% due 10/1/07; Proceeds at maturity — $9,545,896; (Fully collateralized by a U.S. government agency obligation, 0.000% due 10/26/07; Market Value - $9,735,805)(g)

	(Cost — $9,542,000)	9,542,000

	TOTAL INVESTMENTS — 100.4% (Cost — $139,228,657#)	136,863,572
	Liabilities in Excess of Other Assets — (0.4)%	(520,625)

	TOTAL NET ASSETS — 100.0%	$136,342,947

See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio
Schedule of Investments (unaudited) (continued)	September 30, 2007

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(d)	Security is currently in default.

(e)	Illiquid security.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(g)	All or a portion of this security is segregated for extended settlements.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Global High Yield Bond Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified series of Legg Mason Partners Variable Portfolios I, Inc. (the “Company”), a Maryland corporation registered under the 1940 Act. Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(e) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of

Notes to Schedule of Investments (unaudited) (continued)
investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in structured collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosures values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.
(f) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,807,996
Gross unrealized depreciation	(4,173,081)

Net unrealized depreciation	$(2,365,085)

At September 30, 2007, the Fund held loan participations with a total cost of $1,000,000 and a total market value of $990,000.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Income Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: November 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: November 28, 2007

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer
Date: November 28, 2007